UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	¥ 144,834	$ 21,623	¥ 692,460
Cost of revenue	(140,128)	(20,920)	(596,655)
Gross profit	4,706	703	95,805
Operating expenses:
Sales and marketing expenses	(8,802)	(1,314)	(50,995)
Product development expenses	(39,797)	(5,942)	(101,743)
General and administrative expenses	(134,300)	(20,050)	(192,677)
Total operating expenses	(182,899)	(27,306)	(345,415)
Loss from operations	(178,193)	(26,603)	(249,610)
Other income (expenses):
Interest expense, net	(1,797)	(268)	(6,956)
Foreign currency exchange gain (loss), net	441	66	(268)
Gain on short-term investments	153	23	279
Impairment loss for equity method investments	(62,623)	(9,349)
Impairment loss for non-current assets	(7,642)	(1,141)
Government grants	12,270	1,832	8,206
Other income, net	50,880	7,596	5,100
Share of profit (loss) from equity method investees, net of income tax	(115)	(17)	33
Loss before income tax	(186,626)	(27,861)	(243,216)
Income tax expense	(5,474)	(817)	(651)
Net loss	(192,100)	(28,678)	(243,867)
Net (profit)/loss attributable to noncontrolling interests	(4,745)	(708)	9,650
Net loss attributable to Fangdd Network Group Ltd.	(196,845)	(29,386)	(234,217)
Net loss attributable to ordinary shareholders	(196,845)	(29,386)	(234,217)
Net loss	(192,100)	(28,678)	(243,867)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	9,159	1,367	(3,915)
Total comprehensive loss, net of tax	(182,941)	(27,311)	(247,782)
Total comprehensive (income)loss attributable to noncontrolling interests	(4,745)	(708)	9,650
Total comprehensive loss attributable to ordinary shareholders	¥ (187,686)	$ (28,019)	¥ (238,132)
Net loss per share attributable to ordinary shareholders
Basic (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (0.12)
Diluted (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (0.12)
Weighted average number of ordinary shares outstanding used in computing net loss per share
Basic (in share)	2,046,388,131	2,046,388,131	2,005,851,928
Diluted (in share)	2,046,388,131	2,046,388,131	2,005,851,928